DEAR SHAREHOLDER:

Enclosed is the semi-annual report of the operations of the South Dakota Tax-Free Fund, Inc., the "Fund," for the six months ended June 29, 2001. The Fund's portfolio and related financial statements are presented within for your review.

As the first half of the year comes to a close, the Federal Reserve has cut the Fed Funds rate six times to a current rate of 3.75% with the prime rate currently at 6.75%. Economic reports of weakness in the manufacturing sector, particularly in factory orders, relatively weak retail sales, and subdued inflation, have attributed to the latest cut. The recent actions of the Federal Reserve have left many investors seeking to find alternative investments to meet their fixed income needs.

Six-month Treasury bill yields have fallen from a rate of 6.20% a year ago to a current rate of 3.60%. Continued easing by the Federal Reserve will likely result in further interest rate declines. While short-term rates have fallen, municipal yields have remained relatively stable.

Currently, 30-year AAA-rated municipal bonds are trading at 92% of the 30-year Treasury bond yield. Historically, a tax-equivalent yield of over 80% makes municipal bonds attractive investments.

The South Dakota Tax-Free Fund, Inc. Class B shares began the year at $10.08 and ended the six month period at $9.98, for a six month total return of 1.21%. The South Dakota Tax-Free Fund, Inc. Class A shares started the year at $10.07 and ended the six month period at $9.97 for a six month total return of 1.39%. In comparison, the Dow Jones Industrial Average was down 2.64%, the Standard and Poor's 500 Index was down 7.26% and the Nasdaq Composite was down 12.55%.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality South Dakota issues. High quality current income exempt from Federal income tax with preservation of capital remain the primary objectives of the Fund.


Sincerely,




Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President


PERFORMANCE & COMPOSITION
-------------------------

PORTFOLIO QUALITY RATINGS
-------------------------
[pie chart]
(Based on Total Long-Term Investments)
AAA                                  62.8%
AA                                   11.3%
A                                     9.8%
BBB                                   5.6%
NR                                   10.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by ND Money Management, Inc., the investment adviser.


PORTFOLIO MARKET SECTORS
------------------------
[pie chart]
(as a % of Net Assets)
S-School                             25.9%
HC-Health Care                       20.9%
I-Industrial                         17.3%
H-Housing                            13.5%
U-Utilities                           8.0%
C/L  -COP/Lease                       6.1%
O-Other                               5.5%
T-Transportation                      2.8%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    ----------------------------
                                                  For periods ending June 29, 2001
                                                  --------------------------------
                                                                                             Since Inception
Class B Shares                     1 year            5 year             10 year              (April 5, 1994)
-----------------------------------------------------------------------------------------------------------
Without CDSC                        7.78%            4.11%                N/A                      5.18%
With CDSC (4% max)                  3.78%             N/A                 N/A                       N/A

                                                  For periods ending June 29, 2001
                                                  --------------------------------
                                                                                             Since Inception
Class A Shares                     1 year            5 year             10 year             (January 7, 2000)
------------------------------------------------------------------------------------------------------------
Without Sales Charge                8.04%             N/A                 N/A                      7.00%
With Sales Charge (4.25%)           3.45%             N/A                 N/A                      3.90%

TERMS & DEFINITIONS
-------------------

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MULTIPLE CLASSES OF SHARES
   Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charges.

OFFERING PRICE
   The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
   It represents the aggregate percentage or dollar value change over the period.



                          COMPARATIVE INDEX GRAPH
                          -----------------------

Comparison of change in value of a $10,000 investment in the South Dakota Tax-Free Fund and the Lehman Brothers Municipal Bond Index


CLASS B SHARES
--------------
                        South Dakota                 Lehman Brothers
                       Tax-Free Fund                  Municipal Bond
                         w/o CDSC                         Index
4/5/1994                 $10,000                         $10,000
1994                     $10,280                         $10,034
1995                     $11,459                         $11,786
1996                     $12,212                         $12,309
1997                     $12,835                         $13,442
1998                     $13,334                         $14,313
1999                     $13,116                         $14,017
2000                     $14,238                         $15,656
06/29/2001               $14,410                         $16,110


<CAPTION
CLASS A SHARES
--------------
                         South Dakota           South Dakota            Lehman Brothers
                        Tax-Free Fund          Tax-Free Fund            Municipal Bond
                       w/o Sales Charge      w/max Sales Charge              Index
01/07/2000                $10,000                 $ 9,575                   $10,000
2000                      $10,901                 $10,437                   $11,169
06/29/2001                $11,052                 $10,582                   $11,493

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in South Dakota municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.



SCHEDULE OF INVESTMENTS June 29, 2001 (Unaudited)

NAME OF ISSUER
Percentages represent the market value of each           Rating        Coupon                      Principal        Market
investment category to total net assets                Moody's/S&P      Rate        Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
South Dakota Municipal Bonds  (94.6%)
#Grant Cty., SD (Northwestern Public. Svc.) PCR MBIA...   Aaa/AAA        5.900%      06/01/23    $    400,000    $    415,964
#Heartland Consumers Power Dist., Elec. Rev. FSA.......   Aaa/AAA        6.000       01/01/09         200,000         219,924
*Lincoln Cty., SD (Harrisburg School
Dist. #41-2) G.O. FSA..................................   Aaa/AAA        5.950       07/15/20         250,000         262,255
Newell, SD School Dist. #09-2..........................    NR/NR         6.000       01/01/17         300,000         318,405
Parkston Cty., SD School Dist. #33-3 FSA...............   Aaa/AAA        5.700       01/01/18         250,000         263,300
Pierre, SD C.O.P. AMBAC................................   Aaa/NR         5.625       07/01/19         100,000         103,091
Pierre, SD Sales Tax Ref. Rev. ........................    NR/NR         6.000       10/01/14         200,000         207,624
Rapid City, SD Parking Rev. ........................... Baa-1/NR         5.700       12/01/18         150,000         150,597
SD Conservancy Dist. (State Revolving Fund) Rev........  Aa-3/NR         5.625       08/01/17         200,000         203,806
SD Economic Dev. Fin. Auth. (D.T.S. Inc. Project)......    NR/A          5.500       04/01/19         300,000         293,148
*SD Hlth. & Educ. Auth. (Children's Care Hosp. & Home).    NR/A+         6.125       11/01/29         200,000         200,588
SD Hlth. & Educ. Auth. (Huron Regl. Medl. Ctr.) Rev....    NR/BBB        7.250       04/01/20         125,000         131,638
*SD Hlth. & Educ. Auth. (Prairie Crossings)
Rev. AMBAC.............................................   Aaa/AAA        6.000       11/01/24         100,000         106,264
*SD Hlth. & Educ. Auth. (St. Luke's/Midland)
Rev. MBIA..............................................   Aaa/AAA        6.625       07/01/11         250,000         255,085
SD Hlth. & Educ. Auth. (Univ. of Sioux Falls) Rev......    NR/NR         7.100       04/01/15         150,000         158,460
SD Hlth. & Educ. Auth. (Vocational Educ.) Rev. AMBAC...   Aaa/NR         5.500       08/01/22         250,000         255,710
SD Hsg. Devl. Auth. Homeownership Mrtge. ..............  Aa-1/AAA        6.550       05/01/14          85,000          90,295
SD Hsg. Devl. Auth. Homeownership Mrtge. ..............  Aa-1/AAA        6.600       05/01/17         155,000         164,126
SD Hsg. Devl. Auth. Homeownership Mrtge. ..............  Aa-1/AAA        6.000       05/01/21         200,000         205,212
SD Hsg. Devl. Auth. Homeownership Mrtge. Rev. .........    Aa/NR         6.700       04/01/20         250,000         257,773
SD Northwestern School Dist. #56-3 C.O.P.'s............    NR/A          6.800       01/15/13         100,000         108,854
*SD State Lease Rev. C.O.P.'s FSA......................   Aaa/AAA        6.500       09/01/08         200,000         222,600
*SD Student Loan Finance Corp. (Student Loan Notes)....     A/NR         6.550       08/01/20         300,000         314,250
Sioux Falls, SD School Dist. #49-5 G.O. ...............  Aa-3/NR         5.550       09/01/19         100,000         103,445
                                                                                                                 ------------
SOUTH DAKOTA MUNICIPAL BONDS (COST: $4,786,642) ...............................................................  $  5,012,414
                                                                                                                 ------------
SHORT-TERM SECURITIES (4.1%)
 Federated Tax-Free Fund 15   (COST: $217,416) ................................................................  $    217,416
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $5,004,058) ............................................................  $  5,229,830
OTHER ASSETS LESS LIABILITIES..................................................................................        70,805
                                                                                                                 ------------
NET ASSETS.....................................................................................................  $  5,300,635
                                                                                                                 ============


* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS  JUNE 29, 2001
-----------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 29, 2001 (Unaudited)
-----------------------------------
ASSETS
     Investments in securities, at value (cost: $5,004,058) ..........  $    5,229,830
     Accrued dividends receivable.....................................             394
     Accrued interest receivable......................................         101,215
     Prepaid expenses.................................................             705
                                                                        --------------
        Total Assets..................................................  $    5,332,144
                                                                        --------------

LIABILITIES
     Dividends payable................................................  $       19,346
     Accrued expenses.................................................          12,163
                                                                        --------------
        Total Liabilities.............................................  $       31,509
                                                                        --------------

NET ASSETS............................................................  $    5,300,635
                                                                        ==============

Net assets are represented by:
     Capital stock outstanding, at par................................  $          531
     Additional paid-in capital.......................................       5,384,090
     Accumulated undistributed net realized gain (loss) on
     investments......................................................        (309,758)
     Unrealized appreciation on investments ..........................         225,772
                                                                        --------------
          Total amount representing net assets applicable to
           531,121 outstanding shares of $.001 par value
          common stock (200,000,000 shares authorized) ...............  $    5,300,635
                                                                        ==============
Net asset value per share.............................................  $         9.98
                                                                        ==============

Net Assets Consist of:
     Class A..........................................................  $       42,883
     Class B..........................................................  $    5,257,752
                                                                        --------------
          Total Net Assets............................................  $    5,300,635
--------------------------------------------------------------------------------------
Shares Outstanding:
     Class A..........................................................           4,301
     Class B..........................................................         526,820
--------------------------------------------------------------------------------------
Net Asset Value per share:
     Class A .........................................................  $         9.97
     Class A - offering price
     (based on sales charge of 4.25%).................................  $        10.41
     Class B..........................................................  $         9.98
--------------------------------------------------------------------------------------

Statement of Operations
For the six months ended June 29, 2001 (Unaudited)
--------------------------------------------------
INVESTMENT INCOME
    Interest...........................................................  $     159,670
    Dividends..........................................................          2,582
                                                                         -------------
         Total Investment Income.......................................  $     162,252
                                                                         -------------
EXPENSES
    Investment advisory fees...........................................  $      17,110
    Distribution (12b-1 fees) - Class A................................             54
    Distribution (12b-1 fees) - Class B................................         21,227
    Transfer agent fees................................................          4,560
    Accounting service fees............................................         13,474
    Custodian fees.....................................................          1,109
    Professional fees..................................................          5,311
    Reports to shareholders............................................            847
    Directors fees.....................................................            900
    Transfer agent out-of-pockets......................................            440
    License, fees, and registrations...................................          1,210
    Insurance expense..................................................            229
                                                                         -------------
        Total expenses.................................................  $      66,471
    Less expenses waived or absorbed
    by the Fund's manager..............................................        (29,475)
                                                                         -------------
        Total Net Expenses.............................................  $      36,996
                                                                         -------------
NET INVESTMENT INCOME..................................................  $     125,256
                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions...........................................  $      14,663
     Net change in unrealized appreciation (depreciation) of:
     Investments ......................................................        (70,870)
                                                                         -------------
     Net Realized and Unrealized Gain (Loss) on Investments
     and Futures ......................................................  $     (56,207)
                                                                         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........  $      69,049
                                                                         =============


The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS JUNE 29, 2001
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 29, 2001, and the year ended December 29, 2000
----------------------------------------------------------------------------
                                                                                        For The Six
                                                                                        Months Ended             For The
                                                                                        June 29, 2001           Year Ended
                                                                                        (Unaudited)         December 29, 2000
                                                                                      ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income.............................................................   $     125,256         $     290,254
    Net realized gain (loss) on investment and futures transactions...................          14,663              (183,147)
    Net change in unrealized appreciation (depreciation) on investments and
    futures...........................................................................         (70,870)              394,136
                                                                                      ---------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From
         Operations...................................................................   $      69,049         $     501,243
                                                                                      ---------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.24 and $.48, respectively) ........................................   $      (1,012)        $      (1,166)
        Class B ($.22 and $.45, respectively) ........................................        (124,243)             (289,088)
    Return of capital distributions:
        Class A ($.00 and $.00, respectively) ........................................               0                     0
        Class B ($.00 and $.00, respectively) ........................................               0                     0
    Distributions from net realized gain on investment transactions:
        Class A.......................................................................               0                     0
        Class B.......................................................................               0                     0
                                                                                      --------------------------------------
         Total Dividends and Distributions............................................   $    (125,255)        $    (290,254)
                                                                                      --------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
        Class A.......................................................................   $           0         $      40,142
        Class B.......................................................................          43,488               160,500
    Proceeds from reinvested dividends:
        Class A.......................................................................           1,009                 1,001
        Class B.......................................................................          88,913               203,180
    Cost of shares redeemed:
        Class A.......................................................................               0                     0
        Class B.......................................................................        (651,557)           (1,670,390)
                                                                                      --------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Capital Share Transactions.............................................   $    (518,147)        $  (1,265,567)
                                                                                      --------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................................   $    (574,353)        $  (1,054,578)

NET ASSETS, BEGINNING OF PERIOD.......................................................       5,874,988             6,929,566
                                                                                      --------------------------------------
NET ASSETS, END OF PERIOD.............................................................   $   5,300,635         $   5,874,988
                                                                                      ======================================


The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS JUNE 29, 2001 (UNAUDITED)
------------------------------------------------------
Note 1.  ORGANIZATION
         South Dakota Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on October 1, 1993, and commenced operations on April 5, 1994. The Fund's objective is to provide as high a level of current income exempt from federal and any future South Dakota income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of South Dakota tax-exempt securities.

         All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis.
         The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
         INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by ND Money Management, Inc. The matrix system has been developed based on procedures approved by the Board of Directors which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

         The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

         FEDERAL INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at June 29, 2001 a net capital loss carryforward totaling $324,421, which may be used to offset capital gains realized during subsequent years through December 31, 2008.

         MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fundwide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 29, 2001, distribution fees were the only class-specific expenses.

         DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

         INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

         FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

         A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.


         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

         Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.

         Note 3.  CAPITAL SHARE TRANSACTIONS
         As of June 29, 2001, there were 200,000,000 shares of $.001 par value authorized; 531,121 and 582,894 shares were outstanding at June 29, 2001, and December 29, 2000, respectively.

         Transactions in capital shares were as follows:

                                                       Class A Shares                               Class B Shares
                                                       --------------                               --------------
                                             For The Six         For The Period             For The Six           For The
                                            Months Ended        Since Inception            Months Ended          Year Ended
                                            June 29, 2001      (January 7, 2000)          June 29, 2001         December 29,
                                             (Unaudited)      Thru December 29, 2000       (Unaudited)              2000
                                            --------------------------------------------------------------------------------
Shares sold.................................         0                 4,097                     4,333              16,422
Shares issued on reinvestment
of dividends................................       101                   102                     8,874              20,863
Shares redeemed.............................         0                     0                   (65,081)           (171,430)
                                            --------------------------------------------------------------------------------
Net increase (decrease) ....................       101                 4,199                   (51,874)           (134,145)
                                            ================================================================================


Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
         ND Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

         The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $8,996 of investment advisory fees after partial waiver for the six months ended June 29, 2001. The Fund has a payable to ND Money Management, Inc. of $1,196 at June 29, 2001, for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

         ND Capital, Inc. ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B presently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class. Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

         During the six months ended June 29, 2001, amounts paid or accrued to ND Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

                                       12b-1 Fees Charged               12b-1 Fees Waived
                                       ------------------               -----------------
Class A Shares                                  54                             (54)
Class B Shares                              21,227                         (21,227)


         The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended June 29, 2001, no commissions were earned by ND Capital, Inc.

         ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $4,543 of transfer agency fees after a partial waiver for the six months ended June 29, 2001. The Fund has a payable to ND Resources, Inc. of $707 at June 29, 2001 for transfer agency fees.
         ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $13,445 of accounting service fees after a partial waiver for the six months ended June 29, 2001. The Fund has a payable to ND Resources, Inc. of $2,157 at June 29, 2001, for accounting service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS
         The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $0 and $567,838, respectively, for the six months ended June 29, 2001.

Note 6.  INVESTMENT IN SECURITIES
         At June 29, 2001, the aggregate cost of securities for federal income tax purposes was $5,004,058 and the net unrealized appreciation of investments based on the cost was $225,772, which is comprised of $232,624 aggregate gross unrealized appreciation and $6,852 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
---------------------
Selected per share data and ratios for the period indicated

CLASS A SHARES
--------------
                                                                           For The Six                  For The Period
                                                                          Months Ended                  Since Inception
                                                                          June 29, 2001                (January 7, 2000)
                                                                          (Unaudited)                Thru December 29, 2000
                                                                        -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................................  $     10.07                         $    9.70
                                                                        -----------------------------------------------------
Income from Investment Operations:
     Net investment income..............................................  $       .24                         $     .48
     Net realized and unrealized gain (loss)
     on investment and futures transactions.............................         (.10)                              .37
                                                                        -----------------------------------------------------
         Total Income (Loss) From
          Investment Operations.........................................  $       .14                         $     .85
                                                                        -----------------------------------------------------
Less Distributions:
     Dividends from net investment
     income.............................................................  $      (.24)                        $    (.48)
     Return of capital distributions....................................          .00                               .00
     Distributions from net realized gains..............................          .00                               .00
                                                                        -----------------------------------------------------
         Total Distributions............................................  $      (.24)                        $    (.48)
                                                                        -----------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................................  $      9.97                         $   10.07
                                                                        =====================================================
Total Return............................................................         2.77%(A)(C)                       9.00%(A)



Ratios/Supplemental Data:
     Net assets, end of period (in thousands) ..........................  $      43                           $    42
     Ratio of net expenses (after expense
     assumption) to average net assets..................................         0.95%(B)(C)                       0.93%(B)
     Ratio of net investment income to
     average net assets.................................................         4.75%(C)                          4.85%
     Portfolio turnover rate............................................         0.00%                            13.05%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. assumed/waived expenses of $263 and $708, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.18% and 3.88%, respectively.
(C)  Ratio is annualized.


The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

Class B Shares
--------------
                                     For The Six       For The        For The        For The        For The        For The
                                     Months Ended    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                     June 29, 2001   December 29,   December 31,   December 31,   December 31,   December 31,
                                     (Unaudited)        2000           1999           1998           1997           1996
                                     ----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.  $  10.08       $   9.72       $  10.38       $  10.49      $  10.50       $  10.39
                                     ---------------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income...........  $    .22       $    .45       $    .45       $    .46      $    .53       $    .52
     Net realized and unrealized
     gain (loss) on investment and
     futures transactions............      (.10)           .36           (.61)          (.06)          .03            .14
                                     ---------------------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations.......  $    .12       $    .81       $   (.16)      $    .40      $    .56       $    .66
                                     ---------------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment
     income..........................  $   (.22)      $   (.45)      $   (.45)      $   (.46)     $   (.53)      $   (.52)
     Return of capital distributions.       .00            .00           (.05)          (.05)         (.04)          (.03)
     Distributions from net
     realized gain...................       .00            .00            .00            .00           .00            .00
                                     ---------------------------------------------------------------------------------------
         Total Distributions.........  $   (.22)      $   (.45)      $   (.50)      $   (.51)     $   (.57)      $   (.55)
                                     ---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......  $   9.98       $  10.08       $   9.72       $  10.38      $  10.49       $  10.50
                                     =======================================================================================
Total Return.........................      2.42%(A)(C)    8.56%(A)      (1.63%)(A)      3.88%(A)      5.10%(A)       6.58%(A)



Ratios/Supplemental Data:
     Net assets, end of period (in
     thousands) .....................  $   5,258      $  5,833       $  6,930       $  7,748      $  7,330       $  6,397
     Ratio of net expenses
     (after expense assumption) to
     average net assets..............      1.30%(B)(C)    1.30%(B)       1.30%(B)       1.30%(B)      1.17%(B)       0.93%(B)
     Ratio of net investment
     income to average net assets....      4.40%(C)       4.59%          4.43%          4.36%         4.70%          5.01%
     Portfolio turnover rate.........      0.00%         13.05%         28.48%         15.75%         3.35%          2.47%


(A)  Excludes contingent deferred sales charge of 4%.
(B) During the periods indicated above, ND Holdings, Inc. assumed/waived expenses of $29,213, $60,642, $58,597, $55,713, $68,538, and $54,598,
     respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.33%, 2.26%, 2.10%, 2.05%, 2.16%, and 1.88%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.